Average Annual Total Returns - FidelitySeriesOverseasFund-PRO - FidelitySeriesOverseasFund-PRO - Fidelity Series Overseas Fund	Dec. 30, 2024
Fidelity Series Overseas Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.48%
Since Inception	7.77%	[1]
Fidelity Series Overseas Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	21.12%
Since Inception	7.36%	[1]
Fidelity Series Overseas Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.16%
Since Inception	6.10%	[1]
MS001
Average Annual Return:
Past 1 year	18.49%
Since Inception	6.29%

[1]	A From June 21, 2019 .